Off-Balance Sheet Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments to Extend Credit [Member]
Off-Balance Sheet Risks [Abstract]
Off-balance sheet risks, amount	$ 469.7	$ 458.2
Variable rate product commitments	81.00%	83.00%
Standby Letters of Credit [Member]
Off-Balance Sheet Risks [Abstract]
Off-balance sheet risks, amount	$ 5.3	$ 5.4
Off balance sheet instrument term	12 months